              As filed with the Securities and Exchange Commission
                                 on May 31, 2005
                      Registration No. 333-89661; 811-09645

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                       Post-Effective Amendment No. 38                [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              Amendment No. 39                        [X]

                        (Check appropriate box or boxes)

                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                             101 South Tryon Street
                               Charlotte, NC 28255
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                                 Scott Henderson
                          c/o Columbia Management Group
                               100 Federal Street
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                 With copies to:

      Marco E. Adelfio, Esq.                      Burton M. Leibert, Esq.
      Steven G. Cravath, Esq.                     Willkie Farr & Gallagher
      Morrison & Foerster LLP                     787 Seventh Avenue
      2000 Pennsylvania Ave., N.W.                New York, New York 10019
      Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant        [ ]   on (date) pursuant
      to Rule 485(b)*, or                           to Rule 485(b), or

[X]   60 days after filing pursuant           [ ]   on (date) pursuant
      to Rule 485(a), or                            to Rule 485(a).

[ ]   75 days after filing pursuant to        [ ]   on (date) pursuant to
      paragraph (a)(2)                              paragraph(a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         The Registrant is filing this Post-Effective Amendment No. 38 under the 1933 Act and Post-Effective Amendment No. 39 under the 1940 Act to the Company's Registration Statement on Form N-1A for the purpose of registering Investor B Shares for Nations LargeCap Index Fund.

           The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
                Index Fund
                ----------------------------------------------------------------
                Prospectus -- Investor B Shares



                August 1, 2005



(NATIONS FUNDS LOGO)

   PRELIMINARY PROSPECTUS DATED          , 2005
   SUBJECT TO COMPLETION




   NATIONS LARGECAP INDEX FUND




   THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.



   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   -----------------------------------
                             NOT FDIC INSURED
                   -----------------------------------
                              MAY LOSE VALUE
                   -----------------------------------
                            NO BANK GUARANTEE
                   -----------------------------------

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE NATIONS FUNDS FAMILY (NATIONS FUNDS OR NATIONS FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 27.

YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUND.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Nations LargeCap Index Fund. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

ABOUT THE FUND

Nations LargeCap Index Fund focuses on long-term growth. It seeks to match the industry and risk characteristics of a specific stock market index, like the S&P 500, by investing primarily in the equity securities that are included in the index.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. There's always the risk that you'll lose money, or that you may not earn as much as you expect.

CHOOSING THE RIGHT FUND FOR YOU

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Nations LargeCap Index Fund may be suitable for you if:

  - you have longer-term investment goals

  - it's part of a balanced portfolio

  - you want to try to protect your portfolio against a loss of buying power that inflation can cause over time

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity securities

  - you have short-term investment goals

  - you're looking for a regular stream of income

You'll find a discussion of the Fund's investment objective, principal investment strategies and risks in the Fund description that starts on page 4.

FOR MORE INFORMATION

If you have any questions about the Fund, please call us at 1.800.321.7854 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Fund
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) IS THE INVESTMENT ADVISER TO THE FUND. BACAP IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND.




 YOU'LL FIND MORE ABOUT BACAP STARTING ON PAGE 11.

--------------------------------------------------------------------------------


NATIONS LARGECAP INDEX FUND                                      4
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      9
------------------------------------------------------------------
HOW THE FUND IS MANAGED                                         11

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         13
     How orders are processed                                   17
  How selling and servicing agents are paid                     22
  Distributions and taxes                                       24
  Legal matters                                                 26
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   27
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

NATIONS LARGECAP INDEX FUND

--------------------------------------------------------------------------------

ABOUT THE ADVISER

BACAP IS THE FUND'S ADVISER. VIKRAM KURIYAN IS THE PORTFOLIO MANAGER THAT MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FUND.




 YOU'LL FIND MORE ABOUT BACAP ON PAGE 11.

WHAT IS AN INDEX FUND?

INDEX FUNDS USE A "PASSIVE" OR "INDEXING" INVESTMENT APPROACH, WHICH ATTEMPTS TO DUPLICATE THE PERFORMANCE OF A SPECIFIC MARKET INDEX.

CORRELATION MEASURES HOW CLOSELY A FUND'S RETURNS MATCH THOSE OF AN INDEX. A PERFECT CORRELATION OF 1.0 MEANS THAT THE NET ASSET VALUE OF THE FUND INCREASES OR DECREASES IN EXACT PROPORTION TO CHANGES IN THE INDEX.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks investment results that (before fees and expenses) correspond to the total return of the S&P 500 Index.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks that are included in the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 widely held common stocks, and is not available for investment.

The Fund may buy stock index futures and financial futures as substitutes for the underlying securities in the S&P 500 Index.

The Fund may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Different common stocks have different weightings in the S&P 500 Index, depending on the amount of stock outstanding and the stock's current price. In trying to match the performance of the S&P 500 Index, the team will try to allocate the Fund's portfolio among common stocks in approximately the same weightings as the S&P 500 Index, beginning with the most heavily weighted stocks that make up a larger portion of the value of the S&P 500 Index. The Fund may buy shares of Bank of America Corporation, which is currently included in the S&P 500 Index, subject to certain restrictions.

The Fund tries to achieve a correlation of at least 0.95 with the S&P 500 Index on an annual basis (before fees and expenses). The Fund's ability to track the S&P 500 Index is affected by transaction costs and other expenses, changes in the composition of the S&P 500 Index, changes in the number of shares issued by the companies represented in the S&P 500 Index, and by the timing and amount of shareholder purchases and redemptions, among other things.

Equity mutual funds, like other investors in equity securities, incur transaction costs, such as brokerage costs, when they buy and sell securities. The team tries to minimize these costs for the Fund by using program trades and crossing networks.

The team may sell a stock when its percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations LargeCap Index Fund has the following principal risks:

      - INVESTMENT STRATEGY RISK -- This Fund tries to match (before fees and expenses) the returns of the S&P 500, and is not actively managed. There is no assurance that the returns of the Fund will match the returns of the S&P 500. The value of the Fund will rise and fall with the performance of the S&P 500.

      - STOCK MARKET RISK -- The value of the stocks the Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - FUTURES RISK -- This Fund may use futures contracts as a substitute for the securities included in the index. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NO GUARANTEE OF HOW IT WILL PERFORM
                   IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Primary A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                1994     1995     1996     1997     1998     1999     2000     2001     2002     2003
                ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                0.99%   37.02%   22.63%   32.70%   28.39%   20.66%   -9.37%   -12.20%  -22.39%  28.28%



               *Year-to-date return as of June 30, 2004: 3.36%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 1998:           21.13%
         WORST: 3RD QUARTER 2002:         -17.37%

--------------------------------------------------------------------------------

THE RETURNS SHOWN FOR THE INDEX DO NOT REFLECT FEES, BROKERAGE COMMISSIONS, TAXES OR OTHER EXPENSES OF INVESTING.

--------------------------------------------------------------------------------


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003



      The table shows the Fund's Primary A Shares' average annual total returns
      (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. The actual after-tax returns for an investor would depend on the investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the returns for each period for the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The S&P 500 Index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

                                                                             LIFE OF
                                               1 YEAR   5 YEARS   10 YEARS    FUND*
         PRIMARY A SHARES RETURNS BEFORE
           TAXES                               28.28%   -0.90%     10.70%    10.73%



         PRIMARY A SHARES RETURNS AFTER TAXES
           ON DISTRIBUTIONS                    28.04%   -1.32%      9.74%     9.77%



         PRIMARY A SHARES RETURNS AFTER TAXES
           ON DISTRIBUTIONS AND SALE OF FUND
           SHARES                              18.70%   -0.98%      8.94%     8.98%



         S&P 500 INDEX (REFLECTS NO
           DEDUCTIONS FOR FEES, EXPENSES OR
           TAXES)                              28.67%   -0.57%     11.06%    11.10%

      *THE INCEPTION DATE OF PRIMARY A SHARES IS DECEMBER 15, 1993. THE RETURN
       FOR THE INDEX SHOWN IS FROM THAT DATE.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, ADMINISTRATION, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND MAY INCUR SIGNIFICANT TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

         SHAREHOLDER FEES                                              Investor B
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                 none



         Maximum deferred sales charge (load)                             none



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees                                                 0.75%



         Distribution (12b-1) and shareholder servicing fees             1.00%



         Other expenses                                                  0.13%
                                                                          -------



         Total annual Fund operating expenses                            1.88%
                                                                          =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.


--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor B Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR B SHARES                         $         $         $          $

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Fund can be changed without shareholder approval. The Fund's 80% Policy may be changed without shareholder approval by giving the shareholder at least 60 days notice. Other investment policies of the Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Fund may hold investments that aren't part of its principal investment strategies. Please refer to the SAI for more information. The portfolio manager can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN NATIONS MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in Nations Money Market Funds. BACAP and its affiliates are entitled to receive fees from the Nations Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly. BACAP may waive fees which it is entitled to receive from either the Nations Money Market Funds or the Fund.

      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- The Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Fund, including investment advisory, distribution, administration, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Nations Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Nations Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Nations Funds' website. In addition, a complete list of each Fund's holdings for each calendar month will be available on the Nations Funds website at www.nationsfunds.com under Fund Details, 30 calendar days following each month-end, and shall remain posted for three months.

      - PORTFOLIO TURNOVER -- A Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxable to individual shareholders at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns. The Fund generally buys securities for capital appreciation, investment income, or both, and doesn't engage in short-term trading.
        The Fund's portfolio turnover rate is not expected to exceed [     ]%.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.321.7854 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee table. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

How the Fund is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

BANC OF AMERICA CAPITAL MANAGEMENT, LLC

ONE BANK OF AMERICA PLAZA CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------


INVESTMENT ADVISER

BACAP is the investment adviser to over 70 mutual fund portfolios in the Nations Funds Family, including the Fund described in this prospectus.

BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $196 billion, BACAP acts as investment manager for individuals, corporations, private investment companies and financial institutions. BACAP uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

The table below tells you about the BACAP portfolio manager that is responsible for making the day-to-day investment decisions for the Fund. The professional biography of the portfolio manager follows the table. The SAI provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

  FUND                           PORTFOLIO MANAGER
  NATIONS LARGECAP INDEX INCOME  VIKRAM KURIYAN
  FUND

VIKRAM J. KURIYAN, PHD, CFA Vikram Kuriyan has been a managing director and head of the Quantitative Strategies Group at Columbia Management(1) since 2000. In this role, he is responsible for a wide variety of strategies, including index replication, enhanced indexing, enhanced LIBOR, active style core, custom portfolios, asset allocation and alpha transfer. Dr. Kuriyan also serves as lead portfolio manager for Nations LargeCap Enhanced Core Fund, Nations MidCap Index Fund, and Nations SmallCap Index Fund, as well as co-manager of Nations Asset Allocation Fund, Nations Asset Allocation Portfolio, Nations LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio, Nations LifeGoal Income and Growth Portfolio, and Nations LifeGoal Income Portfolio. Dr. Kuriyan may also manage other investment products for both BACAP and Columbia Management. Dr. Kuriyan has been in the investment community since 1988. Dr. Kuriyan earned his bachelor's degree in Electrical Engineering from the Massachusetts Institute of Technology. He received his MS in Applied Mathematics from Harvard University. Dr. Kuriyan earned his PhD at Harvard University under a dissertation committee that included Nobel laureate Robert Merton.

Nations Funds pays BACAP an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

---------------
(1)Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. BACAP is part of Columbia Management.

The following chart shows the maximum advisory fee BACAP can receive, along with the actual advisory fee BACAP and/or an affiliate received during the Fund's last fiscal year:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                           MAXIMUM     ACTUAL FEE
                                                           ADVISORY     PAID LAST
                                                             FEE       FISCAL YEAR
  NATIONS LARGECAP INDEX FUND                              0.10%(1)       0.07%

(1)This fee is the current contract level, which has been reduced from the contract level that was in effect during a portion of the last fiscal year.

INVESTMENT SUB-ADVISER

Nations Funds and BACAP may engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. BACAP retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, BACAP may at times recommend to the Board that the Fund:

  - change, add or terminate one or more sub-advisers;


  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or


  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. BACAP and the Fund have applied for relief from the SEC to permit the Fund to act on many of BACAP's recommendations with approval only by the Board and not by Fund shareholders. BACAP or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until BACAP and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

BACAP DISTRIBUTORS, LLC

ONE BANK OF AMERICA PLAZA
CHARLOTTE, NORTH CAROLINA 28255

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS


The Fund is distributed by BACAP Distributors, LLC (BACAP Distributors), a registered broker/dealer. BACAP Distributors may pay distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

BACAP Distributors is also administrator of the Fund, and is responsible for overseeing the administrative operations of the Fund. The Fund pays BACAP Distributors a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund and is paid monthly, as follows:

  NATIONS LARGECAP INDEX FUND                                   0.10%


--------------------------------------------------------------------------------

PFPC INC.

400 BELLEVUE PARKWAY
WILMINGTON, DELAWARE 19809

--------------------------------------------------------------------------------


PFPC Inc. (PFPC) is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING NATIONS FUNDS. SELLING AGENT OR SERVICING AGENT (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


You can invest in the Fund through your selling agent or directly from Nations Funds. You don't pay any sales charges when you buy, sell or exchange Investor B Shares of Nations LargeCap Index Fund.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Specifically, the Fund offers Primary A Shares which have lower expense levels and limited service features and are only available to certain eligible investors that meet specific criteria, including investing through an eligible financial institution or intermediary. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.


SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Fund is not intended as a vehicle for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund to implement their market timing strategies. Nations Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of the Fund by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase the Fund's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish the Fund's ability to provide the maximum investment return to all participants. Certain Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Fair value pricing may reduce these arbitrage opportunities.

Nations Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if Nations Funds detects that a shareholder has conducted two "round trips" (as defined below) in a Fund (other than a Nations Money Market Fund, Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund) that are deemed material by Nations Funds in any 28-day period, Nations Funds' will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Nations Fund (other than a Nations Money Market Fund, Nations Short-Term Income Fund or Nations Short-Term Municipal Income Fund). In addition, if Nations Funds determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round trip limit) Nations Funds may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Nations Fund. In any event, Nations Funds also retains the right to reject any order to buy or exchange shares as discussed in the section BUYING, SELLING AND EXCHANGING SHARES - HOW ORDERS ARE PROCESSED and also retains the right to modify these market timing policies at any time without prior notice to shareholders.

The rights of shareholders to redeem shares of the Fund are not affected by any of these limits. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase. Please refer to the section ABOUT YOUR INVESTMENT - INFORMATION FOR
INVESTORS - REDEMPTION FEES in the prospectus for your Fund to determine if a redemption fee might be applicable to your shares.

For these purposes, a "round trip" is a purchase by any means into a Fund followed by a redemption, of any amount, by any means out of the same Fund. Under this definition, a exchange into a Fund followed by a exchange out of the same Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Nations Funds' Systematic Investment Plan, Automatic Withdrawal Plan, Automatic Exchange Feature or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Nations Funds. However, there can be no assurance that these policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Nations Funds typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Nations Funds practices discussed above. Consequently, there is the risk that Nations Funds may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Nations Funds seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither Nations Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

                   Ways to buy, sell
                      or exchange        How much you can buy, sell or exchange              Other things to know
                  -------------------    ---------------------------------------    ---------------------------------------
Buying shares     In a lump sum          minimum initial investment:                You can invest up to $100,000 in
                                         - $1,000 for regular accounts              Investor B Shares.
                                         - $500 for traditional and Roth IRAs,
                                         and Coverdell Education Savings
                                           Accounts
                                         - $250 for certain fee-based accounts
                                         - no minimum for certain retirement
                                         plan accounts like 401(k) plans and SEP
                                           accounts, but other restrictions
                                           apply
                                         minimum additional investment:
                                         - $100 for all accounts

                  Using our              minimum initial investment:                You can buy shares twice a month,
                  Systematic             - $100                                     monthly or quarterly, using automatic
                  Investment Plan        minimum additional investment:             transfers from your bank account.
                                         - $50

Selling shares    In a lump sum          - you can sell up to $50,000 of your       We'll send you or your selling agent
                                           shares by telephone, otherwise           the sale proceeds, usually within three
                                           there are no limits to the amount you    business days of receiving your order.
                                           can sell
                                         - other restrictions may apply to          If you paid for your shares with a
                                           withdrawals from retirement plan         check that wasn't certified, we'll hold
                                           accounts                                 the sale proceeds when you sell those
                                                                                    shares for at least 15 days after the
                                                                                    trade date of the purchase, or until
                                                                                    the check has cleared.

                  Using our Automatic    - minimum $25 per withdrawal               Your account balance must be at least
                  Withdrawal Plan                                                   $10,000 to set up the plan. You can
                                                                                    make withdrawals twice a month,
                                                                                    monthly, quarterly, bi-annually or
                                                                                    annually. We'll send your money by
                                                                                    check or deposit it directly to your
                                                                                    bank account.

Exchanging        In a lump sum          - minimum $1,000 per exchange              You can exchange your Investor B Shares
  shares                                                                            for Investor B Shares of any other
                                                                                    Nations Fund.

                  Using our Automatic    - minimum $25 per exchange                 You must already have an investment in
                  Exchange Feature                                                  the Funds into which you want to
                                                                                    exchange. You can make exchanges
                                                                                    monthly or quarterly.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Fund at the end of each business day. First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN THE FUND

The value of the Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which the Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund shares prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Nations Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received by BACAP Distributors, PFPC or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.


(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Investor B Shares at net asset value per share.

        - If we don't receive payment within three business days of receiving your order, we'll refuse the order. We'll return any payment received for orders that we refuse.

        - Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We generally don't issue certificates.

      MINIMUM INITIAL INVESTMENT



      The minimum initial amount you can buy is usually $1,000.

      If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        - $500 for traditional and Roth Individual Retirement Accounts (IRAs), and Coverdell Education Savings Accounts

        - $250 for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts

        - $100 using our Systematic Investment Plan

        - There is no minimum for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

      MINIMUM ADDITIONAL INVESTMENT



      You can make additional purchases of $100, or $50 if you use our Systematic Investment Plan.

SYSTEMATIC INVESTMENT PLAN

You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

        - You can buy shares twice a month, monthly or quarterly.

        - You can choose to have us transfer your money on or about the 15th or the last day of the month.

        - Some exceptions may apply to employees of Bank of America and its affiliates, and to plans set up before August 1, 1997. For details, please contact your investment professional.


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after BACAP Distributors, PFPC or their agents receive your order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

--------------------------------------------------------------------------------




 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------


        - If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order.

        - You can sell up to $50,000 of shares by telephone if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase, or until the check has cleared, whichever is later.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to PFPC. Your signature must be guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $500. We'll give you 60 days notice in writing if we're going to do this

        - if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        - under certain other circumstances allowed under the 1940 Act

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

        - Your account balance must be at least $10,000 to set up the plan.

        - If you set up the plan after you've opened your account, your signature must be guaranteed.

        - You can choose to have us transfer your money on or about the 10th or the 25th of the month.

        - We'll send you a check or deposit the money directly to your bank account.

        - You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      [YOU CAN SELL SHARES OF THE FUND TO BUY SHARES OF ANOTHER NATIONS FUND. THIS IS CALLED AN EXCHANGE. YOU MIGHT WANT TO DO THIS IF YOUR INVESTMENT GOALS OR TOLERANCE FOR RISK CHANGES.]

      Here's how exchanges work:

        - You can exchange Investor B Shares of an Index Fund for Investor B Shares of any other Index Fund.

        - You must exchange at least $1,000, or $25 if you use our Automatic

 Exchange Feature.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.
        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until PFPC has received the certificate and deposited the shares to your account.

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $25 or more of Investor B Shares every month or every quarter. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to PFPC in writing or call 1.800.321.7854.

  - If you set up your plan to exchange more than $50,000 you must have your signature guaranteed.

  - You must already have an investment in the Funds you want to exchange.

  - You can choose to have us transfer your money on or about the 1st or the 15th day of the month.

  - The rules for making exchanges apply to automatic exchanges.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12b-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12b-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES RELATED TO SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

BACAP Distributors and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

BACAP Distributors and selling and servicing agents may receive a maximum annual distribution (12b-1) fee of 0.75% and a maximum annual shareholder servicing fee of 0.25% for selling shares and providing services to investors.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Fund pays these fees to BACAP Distributors and/or to eligible selling and servicing agents and financial institutions, including BACAP or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  - an amount of up to 1.00% of the net asset value per share on all sales of Investor B Shares

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by BACAP or BACAP Distributors and not by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, BACAP Distributors sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BACAP and BACAP Distributors, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

BACAP and BACAP Distributors may pay significant amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Fund, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Fund, including, for example, presenting the Fund on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, BACAP and BACAP Distributors may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Nations Funds' transfer agent. The Nations Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Fund and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes

(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares and is called a distribution.

The Fund distributes any net realized capital gain at least once a year. The Fund normally declares and pays distributions of net investment income annually. The Fund may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily dividend Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily dividend Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.321.7854.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Fund and it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and realizes and distributes the gain. This distribution is also subject to tax. The Fund has built up, or has the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT SUCH AS A 401(k) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Fund's ordinary income and net short-term capital gain generally are taxable to you as ordinary income. Distributions that come from net long-term capital gain generally are taxable to you as long-term capital gain.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. The Fund's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges on or after May 6, 2003. Also, if you're an individual Fund shareholder, your distributions attributable to dividends received by the Fund from certain U.S. and foreign corporations after December 31, 2002 generally will be subject to a reduced, maximum 15% rate of tax as long as certain holding period requirements are met by you for your Fund shares and the Fund for its investment in stock producing such dividends. Absent further legislation, this reduced rate of tax will expire after December 31, 2008. A portion of such distributions to corporate shareholders may qualify for the dividends-received deduction.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held such Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

Legal matters

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust, its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, we can not predict what liability, if any, Nations Funds Trust will have in this matter.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO NATIONS FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index of U.S. government agency and U.S. Treasury securities, investment grade corporate bonds and asset-, mortgage-, and commercial mortgage-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MERRILL LYNCH ALL CONVERTIBLES ALL QUALITIES INDEX -- an unmanaged index that measures the performance of all U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. Securities in the index have total market values greater than $50 million at issuance. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MSCI EAFE INDEX -- an unmanaged free float-adjusted market capitalization index that measures developed market equity performance, excluding the U.S. and Canada. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MSCI WORLD INDEX -- an unmanaged free float-adjusted market capitalization index that measures global developed market equity performance. The index includes Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an entity whose assets are composed primarily of such investments with a special election under the Code.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

RUSSELL 1000(R) GROWTH INDEX -- an unmanaged index that measures the performance of the largest U.S. companies based on total market capitalization, with higher price-to-book ratios and higher forecasted growth rates relative to the Russell 1000(R) Index as a whole. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) INDEX -- an unmanaged index that measures the performance of the largest 1,000 U.S. companies and represents approximately 90% of the U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 1000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) INDEX -- an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and represents approximately 8% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 2000(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) GROWTH INDEX -- an unmanaged index comprised of securities in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, with a greater than average growth orientation. Companies in the Russell 3000(R) Growth Index tend to exhibit higher price to book and price-earnings ratios. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL 3000(R) INDEX -- an unmanaged index that measures the performance of the 3,000 largest U.S. securities based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) GROWTH INDEX -- an unmanaged index that measures the performance of those securities in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) INDEX -- an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 24% of the U.S. equity market. The index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

RUSSELL MIDCAP(R) VALUE INDEX -- an unmanaged index that measures the performance of those securities in the Russell Midcap(R) Index with lower price-to-book ratios and lower forecasted growth rates. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P 500(1) INDEX -- an unmanaged index of 500 widely held common stocks. The S&P 500 covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions to other expenses of investing.

S&P MIDCAP 400(1) INDEX -- an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry representation. It represents about 7% of the U.S. market capitalization. The index is weighted by market value, is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

S&P SMALLCAP 600(1) INDEX -- an unmanaged index of 600 common stocks, weighted by market capitalization. The S&P SmallCap 600 represents 3% of U.S. market capitalization. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SHORT-SELLING -- the practice of borrowing a security (or commodity futures contract) from a broker and selling it, with the understanding that it must later be repurchased and returned to the broker. Short-selling (or "selling short") is a technique used by investors who try to profit from the falling price of a stock.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard and Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "Standard & Poor's MidCap 400", "S&P MidCap 400", "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by BACAP. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds.



33
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Where to find more information
(QUESTION MARK GRAPHIC)

You'll find more information about Nations LargeCap Index Fund in the following documents:

      ANNUAL AND SEMI-ANNUAL REPORTS



      The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the period covered.

(SAI GRAPHIC)      STATEMENT OF ADDITIONAL INFORMATION
                   The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

      You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Nations Funds:

      By telephone: 1.800.321.7854

      By mail:
      NATIONS FUNDS
      C/O BACAP DISTRIBUTORS, LLC
      ONE BANK OF AMERICA PLAZA
      33RD FLOOR
      CHARLOTTE, NC 28255

      On the Internet: WWW.NATIONSFUNDS.COM

      Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Fund is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number:
Nations Funds Trust, 811-09645
INDEXPROIB-0605


                                                            (NATIONS FUNDS LOGO)

                               NATIONS FUNDS TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33RD FLOOR
                               CHARLOTTE, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 22.   EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

EXHIBIT LETTER                              DESCRIPTION
--------------    ------------------------------------------------------------
(a)               Articles of Incorporation:

(a)(1) Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February
                  10, 2000.

(a)(2)            Amended and Restated Declaration of Trust dated February 22,
                  2001, incorporated by reference to Post-Effective Amendment
                  No. 35, filed July 30, 2004.

(b)               Bylaws:

                  Not Applicable

(c)               Instruments Defining Rights of Securities Holders:

                  Not Applicable

(d)               Investment Advisory Contracts:

(d)(1)            Investment Advisory Agreement between Banc of America Capital
                  Management, LLC ("BACAP") and Nations Funds Trust
                  ("Registrant") dated January 1, 2003, Schedule I amended
                  December 1, 2004, incorporated by reference to Post-Effective
                  Amendment No. 37 filed May 6, 2005.

EXHIBIT LETTER                              DESCRIPTION
--------------    --------------------------------------------------------------
(d)(2)            BACAP Assumption Agreement on behalf of the LifeGoal
                  Portfolios dated January 1, 2003, incorporated by reference to
                  Post-Effective Amendment No. 30, filed June 18, 2003.

(d)(3) Investment Advisory Agreement between BACAP and the Registrant on behalf of the Fixed Income Sector Portfolios dated January
                  1, 2003, Schedule I effective August 28, 2002, incorporated by reference to Post-Effective Amendment No. 30, filed June 18,
                  2003.

(d)(4)            BACAP Assumption Agreement on behalf of the Fixed Income
                  Sector Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed June 18,
                  2003.

(d)(5)            Investment Sub-Advisory Agreement among BACAP, Brandes
                  Investment Partners, LLC ("Brandes") and the Registrant dated
                  January 1, 2003, Schedule I amended July 18, 2003, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(d)(6)            Investment Sub-Advisory Agreement among BACAP, Marsico Capital
                  Management, LLC ("Marsico Capital") and the Registrant, dated
                  November 2, 2004, incorporated by reference to Post-Effective
                  Amendment No. 37 filed May 6, 2005.

(e)               Underwriting Contract:

(e)(1)            Distribution Agreement with BACAP Distributors, LLC ("BACAP
                  Distributors") dated January 1, 2003, Schedule I amended
                  January 23, 2004, incorporated by reference to Post-Effective
                  Amendment No. 35, filed July 30, 2004.

(f)               Bonus or Profit Sharing Contracts:

(f)(1) Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(g)               Custodian Agreements:

(g)(1) Amended and Restated Custody Agreement between the Registrant and The Bank of New York ("BNY") dated July 2, 2001, Schedule
                  I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

EXHIBIT LETTER                              DESCRIPTION
--------------    --------------------------------------------------------------
(g)(2)            Custody Agreement between the Registrant and Bank of America,
                  N.A. on behalf of the LifeGoal Portfolios (except Nations
                  LifeGoal Income Portfolio) dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11, filed July 31,
                  2001.

(h)               Other Material Contracts:

(h)(1)            Administration Agreement between the Registrant and BACAP
                  Distributors dated January 1, 2003, Schedule A amended January
                  23, 2004, Schedule B amended December 1, 2004, incorporated by reference to Post-Effective Amendment No. 37 filed May 6,
                  2005.

(h)(2)            Sub-Administration Agreement among the Registrant, BNY and
                  BACAP Distributors dated January 1, 2003, Schedule I amended
                  January 23, 2004, incorporated by reference to Post-Effective
                  Amendment No. 35, filed July 30, 2004.

(h)(3)            Shareholder Servicing Plan relating to Investor A Shares,
                  Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(4)            Shareholder Servicing Plan relating to Investor B Shares,
                  Exhibit I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(5)            Shareholder Servicing Plan relating to Investor C Shares,
                  Exhibit I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(6)            Shareholder Servicing Plan relating to Adviser Class Shares,
                  Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(7)            Shareholder Servicing Plan relating to Daily Class Shares,
                  Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

EXHIBIT LETTER                              DESCRIPTION
--------------    -------------------------------------------------------------
(h)(8)            Shareholder Servicing Plan relating to Investor Class Shares,
                  Exhibit I amended May 10, 2002, incorporated by reference to
                  Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(9)            Shareholder Servicing Plan relating to Liquidity Class Shares,
                  Exhibit I amended January 1, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(10)           Shareholder Servicing Plan relating to Market Class Shares,
                  Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(11)           Shareholder Servicing Plan relating to Marsico Shares, Exhibit
                  I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(12)           Shareholder Servicing Plan relating to Service Class Shares,
                  Schedule I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002.

(h)(13)           Shareholder Administration Plan relating to Investor A Shares,
                  Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(14)           Shareholder Administration Plan relating to Investor B and
                  Investor C Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31, 2002 and Post-Effective Amendment No. 35, filed
                  July 30, 2004.

(h)(15)           Shareholder Administration Plan relating to Institutional
                  Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31,
                  2002 and Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(16)           Shareholder Administration Plan relating to Marsico Shares,
                  Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(17)           Shareholder Administration Plan relating to Trust Class
                  Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed July 31,
                  2002 and Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(18)           Transfer Agency and Services Agreement between PFPC Inc.
                  (formerly First Data Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1, 1995, Schedule G amended March

EXHIBIT LETTER                              DESCRIPTION
--------------    -------------------------------------------------------------
                  31, 2004, incorporated by reference to Post-Effective
                  Amendment No. 35, filed July 30, 2004.

(h)(19)           Adoption Agreement and Amendment to Transfer Agency and
                  Services Agreement dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February
                  10, 2000.

(h)(20)           Amendment to Transfer Agency and Services Agreement dated
                  January 1, 1999, incorporated by reference to Post-Effective
                  Amendment No. 35, filed July 30, 2004.

(h)(21)           Sub-Transfer Agency Agreement between PFPC and Bank of
                  America, N.A. ("Bank of America") dated September 11, 1995,
                  Schedule A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(22)           Amendment No. 1 to the Sub-Transfer Agency and Services
                  Agreement dated January 3, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(h)(23)           Amendment No. 2 to the Sub-Transfer Agency and Services
                  Agreement dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 6, filed December 27, 2000.

(h)(24)           Amended and Restated Foreign Custody Manager Agreement between
                  BNY and the Nations Funds family dated July 2, 2001, Appendix amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(h)(25)           Cross Indemnification Agreement among Nations Fund Trust,
                  Nations Fund, Inc., Nations Reserves, Nations Master
                  Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(i)               Legal Opinion

(i)(1)            To be filed by amendment.

(j)               Other Opinions

                  To be filed by amendment.

(k)               Omitted Financial Statements

EXHIBIT LETTER                              DESCRIPTION
--------------    ------------------------------------------------------------
                  Not Applicable

(l)               Initial Capital Agreements:

(l)(1)            Investor Letter, incorporated by reference to Post-Effective
                  Amendment No. 1, filed February 10, 2000.

(m)               Rule 12b-1 Plans:

(m)(1)            Shareholder Servicing and Distribution Plan relating to
                  Investor A Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(m)(2) Distribution Plan relating to Investor A Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(m)(3) Distribution Plan relating to Investor B Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(m)(4) Distribution Plan relating to Investor C Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(m)(5) Distribution Plan relating to Daily Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(m)(6) Distribution Plan relating to Investor Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(m)(7)            Distribution Plan relating to Liquidity Class Shares, Exhibit
                  A amended January 1, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(m)(8) Distribution Plan relating to Market Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(m)(9) Distribution Plan relating to Service Class Shares, Exhibit A amended January 1, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

EXHIBIT LETTER                              DESCRIPTION
--------------    --------------------------------------------------------------
(n)               Financial Data Schedule:

                  Not Applicable.

(o)               Rule 18f-3 Plan:

(o)(1) Rule 18f-3 Multi-Class Plan, last amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(p)               Codes of Ethics:

(p)(1) Nations Funds Family Code of Ethics, incorporated by reference to Post-Effective Amendment No. 37 filed May 6, 2005.

(p)(2)            Columbia Management Group Code of Ethics, effective January 1,
                  2005, incorporated by reference to Post-Effective Amendment
                  No. 37 filed May 6, 2005.

(p)(3) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

(p)(4)            Marsico Capital Code of Ethics, filed September 3, 2004.

(q)(1)            Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau,
                  Jr., William A. Hawkins, R. Glenn Hilliard, William P.
                  Carmichael, incorporated by reference to Post-Effective
                  Amendment No. 37 filed May 6, 2005.

(q)(3) Power of Attorney for Keith Banks, incorporated by reference to Post-Effective Amendment No. 34, filed June 29, 2004.

ITEM 23.    PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

      No person is controlled by or under common control with the Registrant.

ITEM 24.    INDEMNIFICATION

      Article VII of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

            1. Administration Agreement with BACAP Distributors;

            2. Sub-Administration Agreement with BNY and BACAP Distributors;

            3. Distribution Agreement with BACAP Distributors;

            4. Custody Agreement with BNY;

            5. Custody Agreement with Bank of America, N.A.;

            6. Transfer Agency and Services Agreement with PFPC; and

            7. Sub-Transfer Agency and Services Agreement with PFPC and Bank of
               America.

      The Registrant has entered into a Cross Indemnification Agreement with Nations Fund Trust (the "Trust") Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Master Investment Trust ("Master Trust") dated February 14, 2000. The Trust, the Company, Reserves and/or Master Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Trust, the Company, Reserves and/or Master Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Trust, the Company, Reserves and/or Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust, the Company, Reserves and/or Master Trust by the Registrant expressly for use in the Offering Documents.

      Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

      The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

      Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 25.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      To the knowledge of the Registrant, none of the directors or officers of BACAP, the adviser to the Registrant's portfolios, or Brandes or Marsico Capital, the investment sub-advisers to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BACAP or Marsico Capital, or other subsidiaries of Bank of America Corporation.

      (a) BACAP performs investment advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

      (b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

      (c) Marsico Capital performs investment sub-advisory services for the Registrant and certain other customers. Marsico Capital is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico Capital with the SEC pursuant to the Advisers Act (file no. 801-54914).

ITEM 26.    PRINCIPAL UNDERWRITERS

      (a) BACAP Distributors, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Separate Account Trust and placement agent for Nations Master Investment Trust both of which are registered open-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by BACAP Distributors with the SEC pursuant to the 1940 Act (file no. 801-49874).

      (d) Not applicable.

ITEM 27.    LOCATION OF ACCOUNTS AND RECORDS

      (1) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

      (2) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

      (3) Marsico Capital, 1200 17th Street, Suite 1300, Denver, CO 80202 (records relating to its function as investment sub-adviser).

      (4) PFPC, 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

      (5) BACAP Distributors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as distributor and administrator).

      (6) BNY, 100 Church Street, 10th Floor, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

      (7) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

ITEM 28.    MANAGEMENT SERVICES

      Not Applicable

ITEM 29.    UNDERTAKINGS

      Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts on the 31st day of May, 2005.

                                       NATIONS FUNDS TRUST

                                       By:                 *
                                           -------------------------------------
                                           Christopher Wilson
                                           President and Chief Executive Officer

                                       By: /s/ R. Scott Henderson
                                           -------------------------------------
                                           R. Scott Henderson
                                           *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURES                                       TITLE                              DATE
-------------------------                     ------------------------                 ------------
            *                                         Chairman                         May 31, 2005
-------------------------                     of the Board of Trustees
(William P. Carmichael)

            *                                  Chief Financial Officer                 May 31, 2005
-------------------------                     (Principal Financial and
(J. Kevin Connaughton)                           Accounting Officer)

            *                                          Trustee                         May 31, 2005
-------------------------
(Edward J. Boudreau, Jr.)

            *                                          Trustee                         May 31, 2005
-------------------------
(William A. Hawkins)

            *                                          Trustee                         May 31, 2005
-------------------------
(R. Glenn Hilliard)

            *                                          Trustee                         May 31, 2005
-------------------------
(Minor Mickel Shaw)

By: /s/ R. Scott Henderson
    ----------------------
R. Scott Henderson
*Attorney-in-Fact